Schedule of short term convertible debt (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Extinguishment of Debt [Line Items]
Sub-total	$ 949,300	$ 646,000	$ 2,976,072
Debt Discount	(354,526)	(309,317)	(689,176)
Total	$ 594,774	$ 336,683	2,286,896
Debt One [Member]
Extinguishment of Debt [Line Items]
Maturity date	Nov. 04, 2013	Nov. 04, 2013
Interest rate	12.00%	12.00%
Default interest rate	12.00%	12.00%
Conversion price	$ 1,800,000	$ 1,800,000
Sub-total	$ 100,000	$ 100,000	100,000
Debt Two [Member]
Extinguishment of Debt [Line Items]
Maturity date	Jan. 31, 2014	Jan. 31, 2014
Interest rate	12.00%	12.00%
Default interest rate	18.00%	18.00%
Conversion price	$ 2,400,000	$ 2,400,000
Sub-total	$ 16,000	$ 16,000	16,000
Debt Three [Member]
Extinguishment of Debt [Line Items]
Maturity date		Apr. 24, 2020
Interest rate		12.00%
Default interest rate		24.00%
Conversion price		$ 1,440,000
Sub-total		$ 5,000	69,730
Debt Four [Member]
Extinguishment of Debt [Line Items]
Maturity date	Jul. 31, 2013	Jul. 31, 2013
Interest rate	12.00%	12.00%
Default interest rate	12.00%	12.00%
Conversion price	$ 1,440,000	$ 2,400,000
Sub-total	$ 5,000	$ 30,000	5,000
Debt Five [Member]
Extinguishment of Debt [Line Items]
Maturity date	Jan. 31, 2014	Jan. 31, 2014
Interest rate	12.00%	12.00%
Default interest rate	12.00%	12.00%
Conversion price	$ 2,400,000
Sub-total	$ 30,000	$ 30,000	30,000
Debt Six [Member]
Extinguishment of Debt [Line Items]
Maturity date	Oct. 12, 2021	Dec. 24, 2015
Interest rate	12.00%	8.00%
Default interest rate	16.00%	24.00%
Sub-total		$ 230,000	5,000
Debt Seven [Member]
Extinguishment of Debt [Line Items]
Maturity date		Feb. 03, 2017
Interest rate		8.00%
Default interest rate		24.00%
Sub-total		$ 165,000	2,500
Debt Eight [Member]
Extinguishment of Debt [Line Items]
Maturity date		Mar. 03, 2017
Interest rate		8.00%
Default interest rate		24.00%
Debt Nine [Member]
Extinguishment of Debt [Line Items]
Maturity date		Mar. 03, 2017
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			33,000
Debt Ten [Member]
Extinguishment of Debt [Line Items]
Maturity date		Mar. 24, 2017
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			27,500
Debt Eleven [Member]
Extinguishment of Debt [Line Items]
Maturity date		Apr. 24, 2020
Interest rate		12.00%
Default interest rate		24.00%
Sub-total			517,787
Debt Twelve [Member]
Extinguishment of Debt [Line Items]
Maturity date		Jul. 08, 2015
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			5,500
Debt Thirteen [Member]
Extinguishment of Debt [Line Items]
Maturity date		Apr. 24, 2020
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			4,500
Debt Fourteen [Member]
Extinguishment of Debt [Line Items]
Maturity date		Apr. 24, 2020
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			23,297
Debt Fifteen [Member]
Extinguishment of Debt [Line Items]
Maturity date		Apr. 24, 2020
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			7,703
Debt Sixteen [Member]
Extinguishment of Debt [Line Items]
Maturity date		Apr. 24, 2020
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			26,500
Debt Seventeen [Member]
Extinguishment of Debt [Line Items]
Maturity date		Jul. 19, 2016
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			5,000
Debt Eighteen [Member]
Extinguishment of Debt [Line Items]
Maturity date		Mar. 23, 2019
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			4,444
Debt Nineteen [Member]
Extinguishment of Debt [Line Items]
Maturity date		Feb. 20, 2019
Interest rate		10.00%
Default interest rate		10.00%
Sub-total			343,047
Debt Twenty [Member]
Extinguishment of Debt [Line Items]
Maturity date		Jun. 06, 2019
Interest rate		12.00%
Default interest rate		18.00%
Sub-total			43,577
Debt Twenty One [Member]
Extinguishment of Debt [Line Items]
Maturity date		Oct. 24, 2019
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			45,595
Debt Twenty Two [Member]
Extinguishment of Debt [Line Items]
Maturity date		Nov. 14, 2019
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			86,625
Debt Twenty Three [Member]
Extinguishment of Debt [Line Items]
Maturity date		Dec. 14, 2019
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			143,000
Debt Twenty Four [Member]
Extinguishment of Debt [Line Items]
Maturity date		Dec. 28, 2019
Interest rate		12.00%
Default interest rate		18.00%
Sub-total			133,333
Debt Twenty Five [Member]
Extinguishment of Debt [Line Items]
Maturity date		Jan. 09, 2020
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			68,750
Debt Twenty Six [Member]
Extinguishment of Debt [Line Items]
Maturity date		Mar. 01, 2020
Interest rate		10.00%
Default interest rate		15.00%
Sub-total			40,939
Debt Twenty Seven [Member]
Extinguishment of Debt [Line Items]
Maturity date		Mar. 14, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			44,967
Deb Twenty Eight [Member]
Extinguishment of Debt [Line Items]
Maturity date		Apr. 03, 2020
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			172,148
Debt Twenty Nine [Member]
Extinguishment of Debt [Line Items]
Maturity date		Apr. 12, 2020
Interest rate		10.00%
Default interest rate		24.00%
Sub-total			185,130
Debt Thirty [Member]
Extinguishment of Debt [Line Items]
Maturity date		May 13, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			55,000
Debt Thirty One [Member]
Extinguishment of Debt [Line Items]
Maturity date		May 14, 2020
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			52,500
Debt Thirty Two [Member]
Extinguishment of Debt [Line Items]
Maturity date		May 24, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			40,000
Debt Thirty Three [Member]
Extinguishment of Debt [Line Items]
Maturity date		Jun. 11, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			85,000
Debt Thirty Four [Member]
Extinguishment of Debt [Line Items]
Maturity date		Jun. 26, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			76,000
Debt Thirty Five [Member]
Extinguishment of Debt [Line Items]
Maturity date		Jul. 11, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			60,000
Debt Thirty Six [Member]
Extinguishment of Debt [Line Items]
Maturity date		Aug. 29, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			45,000
Debt Thirty Seven [Member]
Extinguishment of Debt [Line Items]
Maturity date		Sep. 16, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			34,000
Debt Thirty Eight [Member]
Extinguishment of Debt [Line Items]
Maturity date		Sep. 27, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			34,000
Debt Thirty Nine [Member]
Extinguishment of Debt [Line Items]
Maturity date		Oct. 24, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			122,000
Debt Fourty [Member]
Extinguishment of Debt [Line Items]
Maturity date		Nov. 07, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			42,000
Debt Fourty One [Member]
Extinguishment of Debt [Line Items]
Maturity date		Nov. 22, 2020
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			55,000
Debt Fourty Two [Member]
Extinguishment of Debt [Line Items]
Maturity date		Dec. 10, 2020
Interest rate		15.00%
Default interest rate		24.00%
Sub-total			55,000
Debt Fourty Three [Member]
Extinguishment of Debt [Line Items]
Maturity date		Dec. 23, 2020
Interest rate		8.00%
Default interest rate		24.00%
Sub-total			$ 30,000
Debt Fourty Four [Member]
Extinguishment of Debt [Line Items]
Maturity date		Oct. 12, 2021
Interest rate		12.00%
Default interest rate		16.00%
Debt 3 [Member]
Extinguishment of Debt [Line Items]
Maturity date	Jul. 07, 2022
Interest rate	12.00%
Default interest rate	16.00%
Sub-total	$ 231,000	$ 230,000
Debt Fourty Five [Member]
Extinguishment of Debt [Line Items]
Maturity date		Nov. 16, 2021
Interest rate		12.00%
Default interest rate		16.00%
Debt 4 [Member]
Extinguishment of Debt [Line Items]
Maturity date	Jul. 12, 2022
Interest rate	12.00%
Default interest rate	16.00%
Sub-total	$ 355,000	$ 100,000
Debt Fourty Six [Member]
Extinguishment of Debt [Line Items]
Maturity date		Nov. 23, 2021
Interest rate		12.00%
Default interest rate		16.00%